UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     November 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $561,424 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101    21908   294380 SH       SOLE                        0     2590   291790
AMERICAN INTL GROUP INC        COM              026874107    25635   386892 SH       SOLE                        0     3275   383617
AMGEN INC                      COM              031162100    26070   364468 SH       SOLE                        0     3025   361443
AUTOMATIC DATA PROCESSING IN   COM              053015103    23943   505775 SH       SOLE                        0     4315   501460
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      671        7 SH       SOLE                        0        0        7
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    24516     7724 SH       SOLE                        0       67     7657
CANADIAN NATL RY CO            COM              136375102    26359   628500 SH       SOLE                        0     5324   623176
CANON INC                      ADR              138006309    10840   207314 SH       SOLE                        0     1072   206242
CHEVRON CORP NEW               COM              166764100    25356   390940 SH       SOLE                        0     3380   387560
FISERV INC                     COM              337738108    24881   528370 SH       SOLE                        0     4715   523655
GENERAL DYNAMICS CORP          COM              369550108    16832   234854 SH       SOLE                        0      970   233884
GENERAL ELECTRIC CO            COM              369604103    24235   686550 SH       SOLE                        0     5700   680850
GENL AMERN INVS PREF B         Preferred B      368802401     1758    72270 SH       SOLE                        0     1710    70560
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    22649   425496 SH       SOLE                        0     3575   421921
GRAINGER W W INC               COM              384802104    25366   378486 SH       SOLE                        0     3100   375386
HONDA MOTOR LTD                AMERN SHS        438128308    13398   398398 SH       SOLE                        0     2075   396323
JOHNSON & JOHNSON              COM              478160104    25736   396305 SH       SOLE                        0     3285   393020
LOWES COS INC                  COM              548661107    23922   852524 SH       SOLE                        0     6805   845719
MCDONALDS CORP                 COM              580135101    27480   702451 SH       SOLE                        0     6170   696281
MEDTRONIC INC                  COM              585055106    10486   225795 SH       SOLE                        0     2510   223285
MICROSOFT CORP                 COM              594918104     9967   364415 SH       SOLE                        0     3565   360850
NABORS INDUSTRIES              COM              629568106    25888   870175 SH       SOLE                        0     7335   862840
NIKE INC                       CL B             654106103    25126   286760 SH       SOLE                        0     2400   284360
SAMSUNG ELECTRONICS ORDF       Ordinary         Y74718100     8075    11510 SH       SOLE                        0        0    11510
SYSCO CORP                     COM              871829107    25848   772750 SH       SOLE                        0     6425   766325
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307    17002   156125 SH       SOLE                        0     1080   155045
UNITED PARCEL SERVICE INC      CL B             911312106    22377   311048 SH       SOLE                        0     2590   308458
WAL MART STORES INC            COM              931142103    25100   508928 SH       SOLE                        0     4250   504678